Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating expenses
Administrative expenses	(29,740)	(345,356)
Total operating expenses	(29,740)	(345,356)
(loss) income from operations	(29,740)	(345,356)
Net (loss) income	$ (29,740)	$ (345,356)
Earnings per share
Basic and diluted	$ (0.00)	$ (0.01)
Weighted average number of ordinary shares
Basic and diluted	445,500,000	44,550,000